Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable [Abstract]
Accounts Receivable

Note 5 – Accounts Receivable

	December 31,
	2012	2011

Billed utility revenue	$54,294	$47,311
Unbilled utility revenue	33,590	29,361
Other	9,358	3,359
	97,242	80,031
Less allowance for doubtful accounts	4,321	4,485
Net accounts receivable	$92,921	$75,546

The Company’s utility customers are located principally in the following states: 47% in Pennsylvania, 16% in Ohio, 10% in North Carolina, 8% in Texas, and 7% in Illinois. No single customer accounted for more than one percent of the Company's regulated operating revenues during the years ended December 31, 2012, 2011, and 2010.  The following table summarizes the changes in the Company’s allowance for doubtful accounts:

	2012	2011	2010

Balance at January 1,	$4,485	$4,367	$4,790
Amounts charged to expense	4,805	4,854	4,156
Accounts written off	(5,939)	(5,780)	(5,489)
Recoveries of accounts written off	970	1,044	910
Balance at December 31,	$4,321	$4,485	$4,367